Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Jun. 30, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 10,730,743	$ 7,140,539
Trade receivables, net	24,870,297	24,890,616
Inventories	18,450	220,377
Deferred tax asset	282,600	718,767
Other current assets	837,705	817,048
Net assets of discontinued operations		326,425
TOTAL CURRENT ASSETS	36,739,795	34,113,772
NON-CURRENT ASSETS
Intangible assets, net	3,632,536	3,314,413
Deferred tax asset	1,288,887	1,130,454
Property, plant and equipment, net	519,321	569,031
Other assets		45,973
Goodwill	71,227	69,057
TOTAL NON-CURRENT ASSETS	5,511,971	5,128,928
TOTAL ASSETS	42,251,766	39,242,700
CURRENT LIABILITIES
Trade and other payables	7,023,958	3,129,175
Wholesale loan facility	27,746,303	25,669,388
Cash reserve	878,747	2,731,094
Net liabilities of discontinued operations		3,000
TOTAL CURRENT LIABILITIES	35,649,008	31,532,657
NON-CURRENT LIABILITIES
Shareholder's loan	47,100	45,665
TOTAL NON-CURRENT LIABILITIES	47,100	45,665
TOTAL LIABILITIES	35,696,108	31,578,322
STOCKHOLDER'S EQUITY
Preferred stock, value
Common Stock, $0.001 and $0.1 par value, 50,000,000 shares authorized, 7,671,632 and 9,961,632 shares issued and outstanding at June 30, 2014 and June 30, 2013, respectively	7,672	996,163
Common stock to be issued, 0 and 338,368 shares at June 30, 2014 and 2013, respectively		33,837
Additional paid-in capital	15,027,915	14,462,575
Other accumulated comprehensive loss	(864,766)	(1,079,762)
Accumulated deficit	(7,615,213)	(6,748,485)
TOTAL STOCKHOLDER'S EQUITY	6,555,658	7,664,378
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	42,251,766	39,242,700
Series B Preferred Stock
STOCKHOLDER'S EQUITY
Preferred stock, value	$ 50	$ 50